J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated September 30, 2009
to the Prospectuses dated November 1, 2008, as supplemented

The following information supersedes any information to the contrary relating to the JPMorgan Diversified Fund (the Fund). The portfolio manager information for the Fund in the section “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Diversified Fund

Patrik Jakobson, Managing Director of JPMIM, is the primary portfolio manager for the Diversified Fund. In that capacity, Mr. Jakobson, together with Michael Fredericks, Vice President of JPMIM, and Michael Schoenhaut, Vice President of JPMIM, are the portfolio managers responsible for oversight of the Fund. Together with a team of portfolio managers and analysts, they manage the portfolio construction, investment strategy selection and asset allocation processes for the overall portfolio, which is comprised of underlying equity and fixed income strategies. Mr. Jakobson, who has been with JPMIM since 1987, is responsible for managing global asset allocation portfolios and has been a portfolio manager since 1994. Mr. Fredericks joined the adviser in 2006 from Nicholas Applegate Capital Management, where from 2001 to 2006 he was a global equity analyst and a client portfolio manager. Mr. Schoenhaut, a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager since 2006. Thomas Luddy, Christopher T. Blum, Scott Grimshaw and Jeroen Huysinga are some of the portfolio managers of the underlying asset allocations. Mr. Luddy, Managing Director of JPMIM and a CFA charterholder, has been an employee since 1976. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Mr. Blum, Managing Director of JPMIM and a CFA charterholder, has been the Chief Investment Officer of the U.S. Behavioral Finance Group since 2008. As such, he is responsible for the JPMorgan Intrepid strategies, including the JPMorgan Intrepid Funds, and for the behavioral small cap strategies. He also leads the behavioral finance portfolio management team, which manages the JPMorgan Intrepid Funds. Prior to his present role, Mr. Blum has worked as a portfolio manager for JPMIM or its affiliates since 2001 when he joined the firm. Mr. Grimshaw, Vice President and a CFA charterholder, has been a portfolio manager on the Taxable Bond Team since 1996. He is also responsible for the government sector. Mr. Huysinga has been with JPMIM and its affiliates since 1997 and began as a portfolio manager of Global Strategies in 2000.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USEQ-PM-909

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Diversified Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated September 30, 2009
to the Statement of Additional Information dated November 1, 2008, as supplemented

The following section replaces the information contained in the Statement of Additional Information, dated November 1, 2008, as supplemented, under the heading “Portfolio Managers” with respect to the sections providing information about the Diversified Fund:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed (As of June 30, 2008)

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Diversified Fund
Patrik Jakobson	13	1,388	0	0	21	3,737
Michael Fredericks	0	0	0	0	0	0
Michael Schoenhaut*	11	1,207	3	138	0	0
Thomas Luddy	5	5,085	7	3,293	34	2,409
Christopher Blum	21	9,082	5	463	9	324
Scott Grimshaw	6	3,226	0	0	37	2,689
Jeroen Huysinga*	7	761	5	1,502	9	1,181

*	Information is shown as of June 30, 2009.

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Diversified Fund
Patrik Jakobson	0	0	0	0	0	0
Michael Fredericks	0	0	0	0	0	0
Michael Schoenhaut**	0	0	0	0	0	0
Thomas Luddy	0	0	0	0	0	0
Christopher Blum	0	0	1	11	2	62
Scott Grimshaw	0	0	0	0	0	0
Jeroen Huysinga**	0	0	0	0	6	1,467

** Information is shown as of June 30, 2009.

SUP-SAI-USEQ-PM-909

Portfolio Managers’ Ownership of Securities (As of June 30, 2008)

Aggregate Dollar Range of Securities in the Fund

	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Diversified Fund
Patrik Jakobson				X
Michael Fredericks	X
Michael Schoenhaut***			X
Thomas Luddy	X
Christopher Blum	X
Scott Grimshaw	X
Jeroen Huysinga***	X

*** Information is shown as of August 28, 2009.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE